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                  [Sutherland Asbill & Brennan LLP Letterhead]



    DAVID S. GOLDSTEIN
    DIRECT LINE: 202.383.0606
    Internet: dgoldstein@sablaw.com



                                   May 2, 2002



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  MARKET STREET FUND
           (FILE NOS. 2-98755, 811-4350)

Commissioners:

      On behalf of Market Street Fund (the "Fund"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the forms of prospectuses for the Fund's series do not differ from the forms of prospectuses contained in post-effective amendment No. 31 to the Fund's Form N-1A registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on April 26, 2002 via EDGARLink.

      If you have any questions or comments, please call the undersigned at
(202) 383-0606 or Thomas Reyes at (202) 383-0725.

                                                  Sincerely,


                                                  /s/David S. Goldstein
                                                  ---------------------
                                                  David S. Goldstein

cc:  James Bernstein, Esq.
     Thomas Reyes, Esq.